PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 91.8%
Common Stocks
Australia 9.8%
NEXTDC Ltd.*	19,458	$214,276
Pro Medicus Ltd.	1,478	139,448
Technology One Ltd.	9,437	127,479
WiseTech Global Ltd.	1,368	85,721
		566,924
Canada 17.1%
Descartes Systems Group, Inc. (The)*	1,344	136,617
Dollarama, Inc.	1,837	172,211
Fairfax Financial Holdings Ltd.	214	252,375
FirstService Corp.	992	172,965
Stantec, Inc.	1,270	111,744
TFI International, Inc.	973	151,545
		997,457
Denmark 2.5%
NKT A/S*	1,627	146,459
India 24.0%
Anant Raj Ltd.	30,623	203,795
APL Apollo Tubes Ltd.	4,893	86,989
Indian Hotels Co. Ltd. (The)	15,739	120,949
KEI Industries Ltd.	3,559	184,631
MakeMyTrip Ltd.*	1,254	117,362
Max Healthcare Institute Ltd.	15,497	171,134
Phoenix Mills Ltd. (The)	5,186	223,180
TVS Motor Co. Ltd.	3,205	97,067
Varun Beverages Ltd.	10,190	192,251
		1,397,358
Israel 2.5%
Camtek Ltd.	685	71,925
Nova Ltd.*	365	75,362
		147,287
Italy 1.2%
Brunello Cucinelli SpA	765	71,457

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 1.8%
Money Forward, Inc.*	3,100	$103,589
Mexico 2.1%
Corp Inmobiliaria Vesta SAB de CV	40,413	118,413
Netherlands 2.8%
ASM International NV	238	163,749
Norway 5.1%
Kongsberg Gruppen ASA	2,922	293,821
Sweden 5.7%
Fortnox AB	17,244	106,612
Hemnet Group AB	3,777	139,943
MIPS AB	1,742	86,739
		333,294
Switzerland 1.8%
VAT Group AG, 144A	212	106,241
Taiwan 2.0%
Jentech Precision Industrial Co. Ltd.	3,274	117,634
United Kingdom 2.2%
JTC PLC, 144A	9,529	128,806
United States 11.2%
CyberArk Software Ltd.*	691	177,158
ICON PLC*	236	77,512
James Hardie Industries PLC, CDI*	2,557	91,857
Monday.com Ltd.*	452	103,874
nVent Electric PLC	2,762	200,604
		651,005

Total Long-Term Investments (cost $4,056,284)		5,343,494

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $416,810)(wb)	416,810	$416,810

TOTAL INVESTMENTS 98.9% (cost $4,473,094)		5,760,304
Other assets in excess of liabilities 1.1%		61,268

Net Assets 100.0%		$5,821,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI—Chess Depository Interest

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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